Cover	Dec. 09, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2024
Entity File Number	001-39791
Entity Registrant Name	Inspirato Incorporated
Entity Central Index Key	0001820566
Entity Tax Identification Number	85-2426959
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1544 Wazee Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	839-5060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ISPO
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	ISPOW
Security Exchange Name	NASDAQ